Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 9,163	£ 8,672	£ 7,912
Less: share of post-tax results of associates and joint ventures	(415)	(455)	(498)
Profit before tax excluding associates and joint ventures	8,748	8,217	7,414
Tax at 19% (2020 and 2019: 19%) on the above	1,662	1,561	1,409
Tax at standard rates other than UK corporation tax rate	319	368	353
Other national tax charges	184	142	147
Permanent differences	87	20	122
Overseas withholding taxes	189	155	106
Double taxation relief on UK profits	(23)	(22)	(29)
(Utilised)/unutilised tax losses	(10)	5	16
Adjustments in respect of prior periods	(43)	18	(60)
Deferred tax relating to changes in tax rates	(158)	(133)	(47)
Additional net deferred tax (credits)/charges	(18)	(6)	46
Taxation on ordinary activities	£ 2,189	£ 2,108	£ 2,063
Tax at 19% (2020 and 2019: 19%) on the above, percentage	19.00%	19.00%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	3.60%	4.50%	4.80%
Other national tax charges, percentage	2.10%	1.70%	2.00%
Permanent differences, percentage	1.00%	0.30%	1.60%
Overseas withholding taxes, percentage	2.20%	1.90%	1.40%
Double taxation relief on UK profits, percentage	(0.30%)	(0.30%)	(0.40%)
(Utilised)/unutilised tax losses, percentage	(0.10%)	0.10%	0.20%
Adjustments in respect of prior periods, percentage	(0.50%)	0.20%	(0.80%)
Deferred tax relating to changes in tax rates, percentage	(1.80%)	(1.60%)	(0.60%)
Additional net deferred tax (credits)/charges, percentage	(0.20%)	(0.10%)	0.60%
Total average effective tax rate	25.00%	25.70%	27.80%